The main amortization rates, which take into account the useful life that management expects for the asset, and reflect the expected pattern of their consumption, are as follows: (Details)	12 Months Ended
Dec. 31, 2021
Administration [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	15.82
Hydroelectric Generation [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	7.44
Wind Power Generation [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	8.81
Gas [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.33
Distribution [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.83
System cable - below 69 KV one [member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	6.67
Computer software [member] | Administration [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	20.00
System cable - below 69 KV [member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.57
Vehicles one [member] | Administration [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	14.29
Structure - Posts [member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.57
General equipment [member] | Administration [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	6.25
Overhead distribution transformer [member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	4.00
Buildings [member] | Administration [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.33
Circuit breaker - up to 69 kV [member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.03
Capacitor bank - up to 69 kV [member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	6.67
Voltage Regulator [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	4.35
Tubing [member] | Gas and power segment [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.33
Computer Software 1 [Member] | Administration [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	20.00
Buildings works and improvements [member] | Gas and power segment [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	4.00
Vehicles 1 [Member] | Administration [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	20.00
Improvements in leased properties [member] | Gas and power segment [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	10.00
Data Processing Equipment [member] | Administration [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	20.00
Machinery And Equipments [Member] | Gas and power segment [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	5.00 a 20.00
Furniture [member] | Administration [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	10.00